Contingent Liabilities (Details) - Schedule of detailed description of the Bezeq Group's contingent liabilities ₪ in Millions	12 Months Ended
	Dec. 31, 2019 ILS (₪)
Customer Claims [Member]
Contingent Liabilities (Details) - Schedule of detailed description of the Bezeq Group's contingent liabilities [Line Items]
Nature of the claims	Mainly motions for certification of class actions concerning contentions of unlawful collection of payment and impairment of the service provided by the Group companies.
Balance of provisions	₪ 111
Amount of additional exposure	3,864
Amount of exposure for claims for which the amount of exposure cannot be assessed	₪ 1,440
Claims by enterprises and companies [Member]
Contingent Liabilities (Details) - Schedule of detailed description of the Bezeq Group's contingent liabilities [Line Items]
Nature of the claims	Claims alleging liability of the Group companies in respect of their activities and/or the investments made in various projects.
Balance of provisions
Amount of additional exposure	1,100	[1]
Amount of exposure for claims for which the amount of exposure cannot be assessed	₪ 1,828	[2]
Claims of employees and former employees of Group companies [Member]
Contingent Liabilities (Details) - Schedule of detailed description of the Bezeq Group's contingent liabilities [Line Items]
Nature of the claims	Mainly individual lawsuits filed by employees and former employees of the Group, regarding various payments.
Balance of provisions
Amount of additional exposure	3
Amount of exposure for claims for which the amount of exposure cannot be assessed
Claims by the State and authorities [Member]
Contingent Liabilities (Details) - Schedule of detailed description of the Bezeq Group's contingent liabilities [Line Items]
Nature of the claims	Various claims by the State of Israel, government institutions and authorities ("the Authorities"). These are mainly procedures related to regulations relevant to the Group companies and financial disputes concerning monies paid by the Group companies to the Authorities (including property taxes).
Balance of provisions	₪ 9
Amount of additional exposure	9
Amount of exposure for claims for which the amount of exposure cannot be assessed
Supplier and communication provider claims [Member]
Contingent Liabilities (Details) - Schedule of detailed description of the Bezeq Group's contingent liabilities [Line Items]
Nature of the claims	Legal claims for compensation for alleged damage as a result of the supply of the service and/or the product.
Balance of provisions
Amount of additional exposure	63
Amount of exposure for claims for which the amount of exposure cannot be assessed	₪ 18
Claims for punitive damages, real estate and infrastructure [Member]
Contingent Liabilities (Details) - Schedule of detailed description of the Bezeq Group's contingent liabilities [Line Items]
Nature of the claims	Claims for alleged physical damage or damage to property caused by Group companies and in relation to real estate and infrastructure. The additional amount of exposure for punitive damages does not include claims for which the insurance coverage is not disputed.
Balance of provisions
Amount of additional exposure	58
Amount of exposure for claims for which the amount of exposure cannot be assessed
Total legal claims against the Bezeq Group companies [Member]
Contingent Liabilities (Details) - Schedule of detailed description of the Bezeq Group's contingent liabilities [Line Items]
Balance of provisions	120
Amount of additional exposure	5,097
Amount of exposure for claims for which the amount of exposure cannot be assessed	₪ 3,286

[1]	Exposure for a motion for certification of a class action filed by a shareholder against Bezeq and Bezeq officers, referring to alleged reporting omissions by Bezeq regarding the wholesale market and the reduction of interconnect fees. The plaintiff estimated the original amount of the claim as NIS 2,000 (based on the out-of-pocket method) and, alternatively, as NIS 1,100 (based on the approximate out-of-pocket method). This amount is expected to decrease because the lawsuit has not yet been amended following the court ruling to dismiss the motion for certification for some of the grounds.
[2]	Two motions for certification of a class action amounting to a total of NIS 1,800, filed in June 2017 against Bezeq, officers in the Bezeq Group, the Company and companies in the group of the former controlling shareholders of the Company regarding the transaction for Bezeq's acquisition of DBS shares from Eurocom DBS Ltd. In accordance with the court's decision, a joint motion is expected to be filed instead of these two motions. The proceedings were stayed until March 31, 2020, due to the investigation (as described in Note 1) and at the request of the Attorney General. On March 15 and March 22, 2020, the Ministry of Justice issued Emergency Regulations, due to the Corona Virus. According to the Emergency Regulations, all dates in this matter, including the filing date of the Attorney General updated position regarding the stay of proceedings, are postponed at this stage for a month.